Operating Leases (Details) - USD ($)				1 Months Ended	12 Months Ended
	Mar. 02, 2025	Nov. 30, 2024	Mar. 01, 2024	Jun. 30, 2022	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Operating Leases [Line Items]
Termination amount		$ (13,000)			$ (13,000)	$ (7,690)
Arising from penalties						54,592
Lease agreement	1 year
Rental fee	$ 1,000		$ 3,000	$ 20,000	12,000	95,000
Rent expenses					$ 17,000		$ 497,746
Operating Leases [Member]
Operating Leases [Line Items]
Termination amount						$ 62,282